Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 10,568	$ 10,414	$ 9,412
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises, equipment and software	853	745	799
Deferred income taxes	(36)	66	93
Provision for loan losses	1,650	1,140	1,316
Gain on sale of loans, net	(1,951)	(462)	(307)
Loss on sale of other real estate	4		(10)
Gain on sale of assets	(22)
Security amortization, net of accretion	926	478	480
Secondary market loan sale proceeds	60,765	19,671	10,749
Originations of secondary market loans held-for-sale	(59,410)	(19,820)	(10,356)
Earnings on bank-owned life insurance	(522)	(446)	(336)
Effects of changes in operating assets and liabilities:
Net deferred loan fees (costs)	1,169	46	(22)
Accrued interest receivable	(518)	(60)	(36)
Accrued interest payable	(36)	39	(2)
Other assets and liabilities	732	87	508
Net cash provided by operating activities	14,172	11,898	12,288
Securities:
Proceeds from repayments, available-for-sale	54,315	20,597	15,713
Proceeds from repayments, held-to-maturity	8,280	6,861	7,137
Purchases, available-for-sale	(132,406)	(45,858)	(5,007)
Purchases, held-to-maturity	(3,425)		(2,029)
Purchase of bank-owned life insurance	(2,000)	(4,894)
Loan originations, net of repayments	(59,547)	(2,734)	(33,253)
Proceeds from sale of other real estate	95		30
Proceeds from sale of assets	716
Purchases of premises and equipment	(1,990)	(2,655)	(1,315)
Purchases of software	(152)	(131)	(22)
Net cash used in investing activities	(136,114)	(28,814)	(18,746)
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	208,016	77,048	23,239
Net change in short-term borrowings	(1,674)	1,474	(2,065)
Proceeds from other borrowings	5,000
Repayment of other borrowings	(6,666)	(2,195)	(2,884)
Cash dividends paid	(3,099)	(2,962)	(2,688)
Issuance of treasury stock		4
Net cash provided by financing activities	201,577	73,369	15,602
NET INCREASE IN CASH AND CASH EQUIVALENTS	79,635	56,453	9,144
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	102,017	45,564	36,420
CASH AND CASH EQUIVALENTS AT END OF YEAR	181,652	102,017	45,564
Cash paid during the year for:
Interest	2,950	4,023	2,888
Income taxes	$ 2,300	4,725	2,375
Noncash investing activities:
Transfer of loans to other real estate owned			$ 119
Lease adoption:
Right of use lease asset		477
Lease liability		$ 469